EQUITY	6 Months Ended	12 Months Ended
	Mar. 31, 2022	Sep. 30, 2021
EQUITY
EQUITY

8. EQUITY

Authorized Capital Stock

The Company was incorporated under the laws of the State of Nevada in 1998. The Company has authorized 205,000,000 shares of capital stock, of which 200,000,000 are shares of voting common stock, par value $0.001 per share, and 5,000,000 are shares preferred stock, par value $0.001 per share. At the annual shareholder meeting held on October 15, 2021, our authorized shares of common stock was increased to 200,000,000 shares of voting common stock, par value $0.001 per share.

As of March 31, 2022, there were options outstanding for the purchase of 17,878,245 common shares (including unearned stock option grants totaling 11,550,745 shares related to performance targets), warrants for the purchase of 21,714,023 common shares, and 8,108,356 shares of our common stock issuable upon the conversion of Series C and Series D Convertible Preferred Stock. In addition, the Company currently has 9,020,264 common shares at the current price of $0.25 per share reserved and are issuable upon conversion of convertible debentures of $2,255,066. All of which could potentially dilute future earnings per share but are excluded from the March 31, 2022, calculation of net loss per share because their impact is antidilutive.

Annual Shareholder Meeting

On October 15, 2021, the Company held its annual shareholder meeting. The Company’s shareholders approved and adopted various motions as detailed in the Company’s Form 8-K that was filed with the SEC on October 19, 2021.

Second Amended and Restated Bylaws

On October 15, 2021, the shareholders of the Company approving the Second Amended and Restated Bylaws effective October 15, 2021.

Certificate of Amendment to Articles of Incorporation

On December 6, 2021, the Company received approval from the State of Nevada for a Certificate of Amendment to the Articles of Incorporation related to the increase in the number of authorized common shares.

Series C and D Preferred Stock and Warrants

On August 5, 2016, the Company closed a Series C Preferred Stock and Warrant Purchase Agreement with Clayton A. Struve, an accredited investor for the purchase of 1,250,000 of preferred stock with a conversion price of $0.70 per share. The preferred stock has a yield of 8% and an ownership blocker of 4.99%. In addition, Mr. Struve received a five-year warrant to acquire 1,785,714 shares of common stock at $0.70 per share. On August 14, 2017, the price of the Series C Stock were adjusted to $0.25 per share pursuant to the documents governing such instruments. On March 31, 2022 and September 30, 2021 there are 1,785,715 Series C Preferred shares outstanding. On May 3, 2022, the Company approved the Extension of Warrant Agreement with Clayton Struve, extending the exercise dates to August 4, 2024.

As of March 31, 2022 and September 30, 2021, the Company has $750,000 of Series D Preferred Stock outstanding with Clayton A. Struve, an accredited investor. On August 14, 2017, the price of the Series D Stock were adjusted to $0.25 per share pursuant to the documents governing such instruments. The Series D Preferred Stock is convertible into shares of common stock at a price of $0.25 per share or by multiplying the number of Series D Preferred Stock shares by the stated value and dividing by the conversion price then in effect, subject to certain diluted events, and has the right to vote the number of shares of common stock the Series D Preferred Stock would be issuable on conversion, subject to a 4.99% blocker. The Preferred Series D has an annual yield of 8% The Series D Preferred Stock is convertible into shares of common stock at a price of $0.25 per share or by multiplying the number of Series D Preferred Stock shares by the stated value and dividing by the conversion price then in effect, subject to certain diluted events, and has the right to vote the number of shares of common stock the Series D Preferred Stock would be issuable on conversion, subject to a 4.99% blocker. The Preferred Series D has an annual yield of 8% if and when dividends are declared.

Series F Preferred Stock

On August 1, 2018, the Company filed with the State of Nevada a Certificate of Designation establishing the Designations, Preferences, Limitations and Relative Rights of Series F Preferred Stock. The Designation authorized 500 shares of Series F Preferred Stock. The Series F Preferred Stock shall only be issued to the current Board of Directors on the date of the Designation’s filing and is not convertible into common stock. As set forth in the Designation, the Series F Preferred Stock has no rights to dividends or liquidation preference and carries rights to vote 100,000 shares of common stock per share of Series F upon a Trigger Event, as defined in the Designation. A Trigger Event includes certain unsolicited bids, tender offers, proxy contests, and significant share purchases, all as described in the Designation. Unless and until a Trigger Event, the Series F shall have no right to vote. The Series F Preferred Stock shall remain issued and outstanding until the date which is 731 days after the issuance of Series F Preferred Stock (“Explosion Date”), unless a Trigger Event occurs, in which case the Explosion Date shall be extended by 183 days. As of March 31, 2022 and September 30, 2021, there are no Series F shares outstanding.

Securities Subject to Price Adjustments

In the future, if the Company’s sells its common stock at a price below $0.25 per share, the exercise price of 8,108,356 outstanding shares of Series C and D Preferred Stock that adjust below $0.25 per share pursuant to the documents governing such instruments. In addition, the conversion price of Convertible Notes Payable of $2,255,066 or 9,020,264 common shares at $0.25 per share and the exercise price of additional outstanding warrants to purchase 10,334,381 shares of common stock would adjust below $0.25 per share pursuant to the documents governing such instruments. Warrants totaling 4,487,207 would adjust below $1.20 per share pursuant to the documents governing such instruments. Warrants totaling 3,954,625 would adjust below $2.40 per share pursuant to the documents governing such instruments.

Common Stock

All of the offerings and sales described below were deemed to be exempt under Rule 506 of Regulation D and/or Section 4(a)(2) of the Securities Act. No advertising or general solicitation was employed in offering the securities, the offerings and sales were made to a limited number of persons, all of whom were accredited investors and transfer was restricted by the company in accordance with the requirements of Regulation D and the Securities Act. All issuances to accredited and non-accredited investors were structured to comply with the requirements of the safe harbor afforded by Rule 506 of Regulation D, including limiting the number of non-accredited investors to no more than 35 investors who have sufficient knowledge and experience in financial and business matters to make them capable of evaluating the merits and risks of an investment in our securities.

Six Months Ended March 31, 2022

The Company issued 801,486 shares of common stock related to warrant exercises and received $766,486.

The Company issued 6,875 shares related to the exercise of stock option grants and received $11,344.

The Company issued 7,672,860 shares of common stock related to the automatic conversion of Convertible Notes and interest from a private placement to accredited investors in 2021. The Convertible Notes and interested were automatically converted to Common Stock at $2.00 per share on the one year anniversary in March 2022.

On January 5, 2022, the Company issued 30,000 shares each to three directors shares at an exercise price of $1.70 per share.

On January 5, 2022, the Company issued 20,000 warrants to purchase common stock each to three directors shares at $1.70 per share. The warrants expire on January 5, 2027.

Warrants to Purchase Common Stock

Six Months Ended March 31, 2022

On January 5, 2022, the Company issued 20,000 warrants to purchase common stock each to three directors shares at $1.70 per share. The warrants expire on January 5, 2027.

During the six months ended March 31, 2022, the Company issued 801,486 shares of common stock related to warrant exercises and received $766,486.

During the six months ended March 31, 2022, warrants to purchase 108,756 shares of common stock at $1.00 per share expired.

	March 31, 2022
		Weighted
		Average
		Exercise
	Shares	Price
Outstanding at beginning of period	22,564,255	$0.998
Issued	60,000	-
Exercised	(801,486)	(0.956)
Forfeited	-	-
Expired	(108,756)	(1.000)
Outstanding at end of period	21,714,013	$1.001
Exerciseable at end of period	21,714,013

The following table summarizes information about warrants outstanding and exercisable as of March 31, 2022:

	March 31, 2022
	Weighted	Weighted		Weighted
	Average	Average		Average
Number of	Remaining	Exercise	Shares	Exercise
Warrants	Life ( In Years)	Price	Exercisable	Price
10,779,381	1.02	$0.250	10,779,381	$0.250

6,559,707	2.84	1.20-1.85	6,559,707	1.20-1.85
4,364,925	4.00	2.00-2.40	4,364,925	2.00-2.40
10,000	1.25	4.080	10,000	4.080
21,714,013	3.17	$1.001	21,714,013	$1.001

There were vested warrants of 21,714,013 with an aggregate intrinsic value of $19,956,371.

9. EQUITY

Authorized Capital Stock

The Company has authorized 105,000,000 shares of capital stock, of which 100,000,000 are shares of voting common stock, par value $0.001 per share, and 5,000,000 are shares of preferred stock, par value $0.001 per share. At the annual shareholder meeting held on October 15, 2021, our authorized shares of common stock was increased to 200,000,000 shares of voting common stock, par value $0.001 per share. We have authorized 5,000,000 are shares of preferred stock, par value $0.001 per share.

As of September 30, 2021, we had 35,166,551 shares of common stock issued and outstanding, held by 163 stockholders of record. The number of stockholders, including beneficial owners holding shares through nominee names, is approximately 3,600. Each share of common stock entitles its holder to one vote on each matter submitted to the stockholders for a vote, and no cumulative voting for directors is permitted. Stockholders do not have any preemptive rights to acquire additional securities issued by the Company. As of September 30, 2021, there were options outstanding for the purchase of 15,315,120 common shares (including unearned stock option grants totaling 11,775,745 shares related to performance targets), warrants for the purchase of 22,564,255 common shares, and 8,108,356 shares of the Company’s common stock issuable upon the conversion of Series C and Series D Convertible Preferred Stock. In addition, the Company currently has 16,124,764 common shares (9,020,264 common shares at the current price of $0.25 per share and 7,104,500 common shares at the current price of $2.00 per share) reserved and are issuable upon conversion of convertible debentures of $16,464,066. All of which could potentially dilute future earnings per share but are excluded from the September 30, 2021, calculation of net loss per share because their impact is antidilutive.

Series C and D Preferred Stock and Warrants

On August 5, 2016, the Company closed a Series C Preferred Stock and Warrant Purchase Agreement with Clayton A. Struve, an accredited investor for the purchase of $1,250,000 of preferred stock with a conversion price of $0.70 per share. The preferred stock has a yield of 8% and an ownership blocker of 4.99%. In addition, Mr. Struve received a five-year warrant to acquire 1,785,714 shares of common stock at $0.70 per share. On August 14, 2017, the price of the Series C Stock were adjusted to $0.25 per share pursuant to the documents governing such instruments. On September 30, 2021 and 2020 there are 1,785,715 Series C Preferred shares outstanding. On January 5, 2021, the Company extended the warrant expiration date to August 4, 2023.

As of September 30, 2021 and 2020, the Company has $750,000 of Series D Preferred Stock outstanding with Clayton A. Struve, an accredited investor. On August 14, 2017, the price of the Series D Stock were adjusted to $0.25 per share pursuant to the documents governing such instruments. The Series D Preferred Stock is convertible into shares of common stock at a price of $0.25 per share or by multiplying the number of Series D Preferred Stock shares by the stated value and dividing by the conversion price then in effect, subject to certain diluted events, and has the right to vote the number of shares of common stock the Series D Preferred Stock would be issuable on conversion, subject to a 4.99% blocker. The Preferred Series D has an annual yield of 8% The Series D Preferred Stock is convertible into shares of common stock at a price of $0.25 per share or by multiplying the number of Series D Preferred Stock shares by the stated value and dividing by the conversion price then in effect, subject to certain diluted events, and has the right to vote the number of shares of common stock the Series D Preferred Stock would be issuable on conversion, subject to a 4.99% blocker. The Preferred Series D has an annual yield of 8% if and when dividends are declared.

Series F Preferred Stock

On August 1, 2018, the Company filed with the State of Nevada a Certificate of Designation establishing the Designations, Preferences, Limitations and Relative Rights of Series F Preferred Stock. The Designation authorized 500 shares of Series F Preferred Stock. The Series F Preferred Stock shall only be issued to the current Board of Directors on the date of the Designation’s filing and is not convertible into common stock. As set forth in the Designation, the Series F Preferred Stock has no rights to dividends or liquidation preference and carries rights to vote 100,000 shares of common stock per share of Series F upon a Trigger Event, as defined in the Designation. A Trigger Event includes certain unsolicited bids, tender offers, proxy contests, and significant share purchases, all as described in the Designation. Unless and until a Trigger Event, the Series F shall have no right to vote. The Series F Preferred Stock shall remainissued and outstanding until the date which is 731 days after the issuance of Series F Preferred Stock (“Explosion Date”), unless a Trigger Event occurs, in which case the Explosion Date shall be extended by 183 days. As of September 30, 2021 and 2020, there are no Series F shares outstanding.

Securities Subject to Price Adjustments

In the future, if the Company sells its common stock at a price below $0.25 per share, the exercise price of 8,108,356 outstanding shares of Series C and D Preferred Stock that adjust below $0.25 per share pursuant to the documents governing such instruments. In addition, the conversion price of Convertible Notes Payable of $16,464,066 or 16,124,764 common shares (9,020,264 common shares at $0.25 per share and 7,104,500 at $2.00) and the exercise price of additional outstanding warrants to purchase 10,384,381 shares of common stock would adjust below $0.25 per share pursuant to the documents governing such instruments. Warrants totaling 4,487,207 would adjust below $1.20 per share pursuant to the documents governing such instruments. Warrants totaling 3,954,625 would adjust below $2.40 per share pursuant to the documents governing such instruments.

Common Stock

All of the offerings and sales described below were deemed to be exempt under Rule 506 of Regulation D and/or Section 4(a)(2) of the Securities Act. No advertising or general solicitation was employed in offering the securities, the offerings and sales were made to a limited number of persons, all of whom were accredited investors and transfer was restricted by the company in accordance with the requirements of Regulation D and the Securities Act. All issuances to accredited and non-accredited investors were structured to comply with the requirements of the safe harbor afforded by Rule 506 of Regulation D, including limiting the number of non-accredited investors to no more than 35 investors who have sufficient knowledge and experience in financial and business matters to make them capable of evaluating the merits and risks of an investment in our securities.

Year Ended September 30, 2021

The Company issued 6,091,960 shares of common stock related to the automatic conversion of Convertible Notes and interest from a private placement to accredited investors in 2020. The Convertible Notes and interested were automatically converted to Common Stock at $1.00 per share on the one year anniversary starting on October 17, 2020.

The Company issued 3,676,542 shares of common stock at an average price of 0.582 per share related to the exercise of warrants.

The Company issued 97,000 shares related to services. The shares were valued at the fair market value of $202,820.

The Company issued 16,875 shares related to the exercise of stock option grants at $1.38 per share.

The Company issued 480,600 shares of common stock at an average price of $2.00 per share or $961,200 related to the conversion of Particle Simple Agreements for Future Equity into the Company’s common shares.

Year Ended September 30, 2020

On November 9, 2019, a former employee exercised stock option grants on a cashless basis. The former employee received 73,191 shares of common stock for vested stock option grants. The stock option grant had an exercise price of $0.25 per share.

During the year ended September 30, 2020, the Company issued 550,000 shares of restricted common stock for services. The shares were issued were valued at $1.90 per share, the market price of our common stock, or $1,045,000.

During the year ended September 30, 2020, the Company issued 4,581,917 shares of common stock related to the automatic conversion of Convertible Notes and interest from a private placement to accredited investors in 2019. The Convertible Notes and interested were automatically converted to Common Stock at $1.00 per share on the one year anniversary starting on February 15, 2020.

During the year ended September 30, 2020, the Company issued 733,588 shares of common stock at $0.889 per share related to the exercise of warrants.

On July 1, 2020, the Company entered into a Settlement Agreement and General Mutual Release with a shareholder of the Company. On July 6, 2020, the shareholder paid $125,000 us and we issued 500,000 shares of common stock. We accrued for the loss on debt settlement of $825,000 as of June 30, 2020 which represents the difference between the fair market value of the stock and $125,000 paid by the shareholder.

Warrants to Purchase Common Stock

Year Ended September 30, 2021

The Company issued warrants to Ronald P. Erickson for 2,000,000 shares of common stock. The five year warrant is immediately vested and exercisable on a cash or cashless basis at $1.53 per share and was valued using a Black-Scholes model at $1,811,691.

During the year ended September 30, 2021, the Company issued warrants to five directors and service providers for 269,510 shares of common stock. The five year warrant is convertible at $1.918 per share and was valued using a Black-Scholes model at $735,745.

The Convertible Notes issued during the year ended September 30, 2021 are initially convertible into 7,104,500 shares of Common Stock, subject to certain adjustments, and the Warrants are initially exercisable for 3,552,250 shares of Common Stock.

The Company issued 3,676,542 shares of common stock at an average price of $0.582 per share related to the exercise of warrants.

Warrants to exercise 384,359 shares of common stock were forfeited at an average of $1.155 per share.

The Company also issued a five year warrant to Boustead Securities LLC for 43,254 shares of the Company’s common stock related to the conversion of Particle Simple Agreements for Future Equity into the Company’s common shares. The warrant is exercisable at $2.40 per share. The warrant was valued at $1.641 per share or $70,980.

Year Ended September 30, 2020

The following warrant transactions occurred during the year ended September 30, 2020:

During the year ended September 30, 2020, the Company issued 733,588 shares of common stock at $0.952 per share and cancelled warrants to purchase 507,560 shares of common stock at $1.120 per share to related to the exercise of warrants.

During the year ended September 30, 2020, the Company issued 75,000 shares of common stock at $1.95 per share. The warrant was valued at $1.770 per share.

Convertible Debt Offering Warrants

The Warrants issued for the 2020 convertible Debt Offering were granted on a 1:0.5 basis (one-half Warrant for each full share of Common Stock into which the Convertible Notes are convertible). The Warrants have a five-year term and an exercise price equal to 120% of the per share conversion price of the Qualified Financing or other mandatory conversion.

Warrants issued in connection with 2020 convertible debt offering are initially exercisable for 2,819,750 shares of Common Stock at an exercise price of $1.20 per share of Common Stock, also subject to certain adjustments.

In connection with the 2020 convertible debt offering, the placement agent for the Convertible Notes and the Warrants received warrants to 615,675 shares of the Company’s common stock, all based on 8% of gross proceeds to the Company.

A summary of the warrants outstanding as of September 30, 2021 were as follows:

	September 30, 2021
		Weighted
		Average
		Exercise
	Shares	Price
Outstanding at beginning of period	20,016,367	$0.556
Issued	6,608,789	2.117
Exercised	(3,676,542)	(0.582)
Forfeited	(384,359)	(1.155)
Expired	-	-
Outstanding at end of period	22,564,255	$0.998
Exerciseable at end of period	22,564,255

The following table summarizes information about warrants outstanding and exercisable as of September 30, 2021:

	September 30, 2021
	Weighted	Weighted		Weighted
	Average	Average		Average
Number of	Remaining	Exercise	Shares	Exercise
Warrants	Life ( In Years)	Price	Exerciseable	Price
10,829,381	1.24	$0.250	10,829,381	$0.250
847,742	0.12	1.000	847,742	1.000
6,512,207	3.32	1.20-1.85	6,512,207	1.20-1.85
4,364,925	4.50	2.00-2.40	4,364,925	2.00-2.40
10,000	1.75	4.080	10,000	4.080
22,564,255	3.49	$0.998	22,564,255	$0.998

The significant weighted average assumptions relating to the valuation of the Company’s warrants for the year ended September 30, 2021 were as follows:

Dividend yield	0%
Expected life	3-5 years
Expected volatility	140%
Risk free interest rate	0.37%

There were vested and in the money warrants of 22,554,255 with an aggregate intrinsic value of $34,314,540.